BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Schedule of Bank Borrowings

The Group's bank borrowings consisted of the following:

	December 31,
	2011	2012
Short-term bank borrowings	$52,334,370	$49,748,800
Long-term bank borrowings, current portion	59,470,875	69,006,400
Other short-term borrowing	-	1,524,560

Total borrowings, current	111,805,245	120,279,760
Long-term bank borrowings, non-current portion	165,646,211	187,520,880

Total	$277,451,456	$307,800,640

Schedule of Short-Term Borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2011	2012
Short-term borrowing guaranteed by Daqo Group	$9,515,340	$1,604,800
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	42,819,030	48,144,000

Total	$52,334,370	$49,748,800

Schedule of Long-Term Borrowings

The principal maturities of these long-term bank borrowings as of December 31, 2012 are as follows:

December 31,	Amount
2013	$69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000

Total	$256,527,280